INVESTMENTS (Details) $ in Thousands					1 Months Ended	3 Months Ended	9 Months Ended
	Dec. 03, 2021 CAD ($)	Dec. 01, 2021 CAD ($)	Dec. 01, 2021 USD ($)	Nov. 01, 2021	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of associates [line items]
Gains losses on investments						$ (10,273)	$ 18,727
Ecobee Inc
Disclosure of associates [line items]
Proportion of ownership interest in associate				8.00%
Gains on disposals of investments	$ 18,700
Generac Holdings Inc
Disclosure of associates [line items]
Consideration received					$ 51,600
Consideration received stock			$ 80,281
Contingent Consideration Paid (Received) Cash		$ 15,600
Contingent asset	$ 10,000
Proceeds from sales of shares					$ 36,000